UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—26.60%
Federal Farm Credit Bank
0.310%, due 02/03/12[1]	73,000,000	72,806,388
Federal Home Loan Bank
0.280%, due 04/12/11[2]	138,000,000	138,000,000
0.146%, due 04/13/11[1]	242,000,000	241,988,223
0.130%, due 04/20/11[1]	110,085,000	110,077,447
0.135%, due 05/04/11[1]	49,000,000	48,993,936
0.280%, due 05/07/11[2]	137,000,000	137,000,000
0.200%, due 05/13/11[1]	163,000,000	162,961,967
0.500%, due 05/17/11[1]	76,750,000	76,700,965
0.100%, due 05/25/11[1]	150,000,000	149,977,500
0.580%, due 05/27/11	80,000,000	80,000,000
0.270%, due 06/30/11[2]	162,250,000	162,250,000
0.450%, due 03/06/12	24,500,000	24,500,000
Federal Home Loan Mortgage Corp.*
0.300%, due 05/16/11[1]	46,000,000	45,982,750
0.330%, due 07/19/11[1]	150,000,000	149,850,125
0.260%, due 09/30/11[1]	140,000,000	139,815,978
Federal National Mortgage Association*
0.130%, due 04/15/11[1]	324,500,000	324,483,595
0.125%, due 05/11/11[1]	41,625,000	41,619,219
0.090%, due 05/23/11[1]	154,000,000	153,979,980
0.100%, due 05/23/11[1]	188,000,000	187,972,844
0.090%, due 05/24/11[1]	175,000,000	174,976,813
0.410%, due 07/06/11[1]	127,000,000	126,861,147
0.160%, due 09/14/11[1]	200,000,000	199,852,444
US Treasury Bills
0.190%, due 05/26/11[1]	39,000,000	38,988,679
0.191%, due 05/26/11[1]	140,000,000	139,959,254
US Treasury Notes
4.875%, due 04/30/11	90,750,000	91,080,979
0.875%, due 05/31/11	249,000,000	249,288,322
1.125%, due 06/30/11	190,000,000	190,459,809
4.875%, due 07/31/11	125,000,000	126,924,592
4.500%, due 11/30/11	144,000,000	148,012,200

Total US government and agency obligations (cost—$3,935,365,156)		3,935,365,156

Time deposit—3.90%
Banking-non-US—3.90%
Dnb NOR ASA, Cayman Islands
0.100%, due 04/01/11 (cost—$577,000,000)	577,000,000	577,000,000

Bank note—2.37%
Banking-US—2.37%
Bank of America N.A.
0.200%, due 04/06/11 (cost—$350,000,000)	350,000,000	350,000,000

Certificates of deposit—12.76%
Banking-non-US—12.76%
Abbey National Treasury Services PLC
0.553%, due 04/18/11[2]	155,000,000	155,000,000
Bank of Nova Scotia
0.240%, due 04/01/11[2]	60,500,000	60,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 04/05/11	115,000,000	115,000,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)
Banking-non-US—(concluded)
0.300%, due 05/03/11	135,000,000	135,000,000
0.300%, due 05/10/11	89,000,000	89,000,000
BNP Paribas SA
0.390%, due 04/07/11	116,000,000	116,000,000
0.453%, due 04/15/11[2]	64,250,000	64,250,000
Credit Agricole CIB
0.340%, due 05/02/11	75,000,000	75,000,000
0.320%, due 06/16/11	100,000,000	100,000,000
0.520%, due 08/10/11	100,000,000	100,000,000
Lloyds TSB Bank PLC
0.503%, due 04/19/11[2]	75,000,000	75,000,000
National Australia Bank Ltd.
0.318%, due 04/11/11[2]	19,750,000	19,750,000
0.323%, due 04/19/11[2]	35,000,000	34,995,999
National Bank of Canada
0.270%, due 04/12/11	152,000,000	152,000,000
Natixis
0.330%, due 04/01/11[2]	120,000,000	120,000,000
Royal Bank of Canada
0.310%, due 04/01/11[2]	58,750,000	58,750,000
Royal Bank of Scotland PLC
0.453%, due 04/25/11[2]	155,000,000	155,000,000
Sumitomo Mitsui Banking Corp.
0.300%, due 04/26/11	103,000,000	103,000,000
Svenska Handelsbanken AB
0.275%, due 06/14/11	94,000,000	94,000,965
Westpac Banking Corp.
0.320%, due 04/01/11[2]	65,250,000	65,250,000

Total certificates of deposit (cost—$1,887,496,964)		1,887,496,964

Commercial paper[1]—49.39%
Asset backed-banking—1.20%
Atlantis One Funding
0.350%, due 05/27/11	102,000,000	101,944,467
0.380%, due 08/10/11	75,000,000	74,896,291

		176,840,758

Asset backed-miscellaneous—14.76%
Amsterdam Funding Corp.
0.220%, due 04/21/11	75,000,000	74,990,833
Atlantic Asset Securitization LLC
0.220%, due 04/08/11	84,796,000	84,792,373
0.270%, due 06/02/11	72,000,000	71,966,520
Barton Capital LLC
0.210%, due 04/20/11	30,000,000	29,996,675
0.230%, due 04/26/11	27,065,000	27,060,677
Bryant Park Funding LLC
0.220%, due 04/15/11	50,000,000	49,995,722
Chariot Funding LLC
0.250%, due 04/08/11	50,000,000	49,997,570
0.210%, due 04/13/11	39,500,000	39,497,235
0.210%, due 04/15/11	81,000,000	80,993,385
0.260%, due 05/11/11	43,000,000	42,987,578

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Ciesco LLC
0.220%, due 04/08/11	38,000,000	37,998,374
Falcon Asset Securitization Corp.
0.270%, due 05/10/11	75,000,000	74,978,063
Gotham Funding Corp.
0.260%, due 05/03/11	80,000,000	79,981,511
Jupiter Securitization Co. LLC
0.210%, due 04/14/11	100,000,000	99,992,417
0.260%, due 05/11/11	90,000,000	89,974,000
Liberty Street Funding LLC
0.220%, due 04/18/11	70,000,000	69,992,728
Market Street Funding LLC
0.210%, due 04/14/11	16,200,000	16,198,772
0.280%, due 04/19/11	56,529,000	56,521,086
0.280%, due 05/05/11	40,000,000	39,989,422
Old Line Funding Corp.
0.260%, due 05/18/11	110,000,000	109,962,661
0.260%, due 06/06/11	85,000,000	84,959,483
0.250%, due 06/07/11	34,030,000	34,014,167
0.250%, due 06/15/11	112,747,000	112,688,278
0.250%, due 06/20/11	100,000,000	99,944,444
Regency Markets No. 1 LLC
0.250%, due 04/15/11	67,157,000	67,150,471
0.250%, due 04/18/11	103,332,000	103,319,801
Salisbury Receivables Co. LLC
0.210%, due 04/18/11	65,000,000	64,993,554
Sheffield Receivables Corp.
0.270%, due 04/25/11	45,000,000	44,991,900
0.270%, due 05/02/11	90,000,000	89,979,075
0.270%, due 05/23/11	78,000,000	77,969,580
0.260%, due 06/07/11	57,000,000	56,972,418
Thunderbay Funding
0.260%, due 06/02/11	64,057,000	64,028,317
0.250%, due 06/14/11	20,000,000	19,989,722
Variable Funding Capital Corp.
0.240%, due 04/21/11	35,000,000	34,995,333

		2,183,864,145

Asset backed-securities—1.76%
Grampian Funding LLC
0.260%, due 04/14/11	60,000,000	59,994,366
0.310%, due 04/27/11	70,000,000	69,984,328
0.320%, due 05/03/11	50,000,000	49,985,778
0.310%, due 06/21/11	80,000,000	79,944,200

		259,908,672

Banking-non-US—5.72%
ANZ National International Ltd.
0.330%, due 05/09/11	68,000,000	67,976,313
Bank of Nova Scotia
0.130%, due 04/05/11	218,000,000	217,996,851
Banque et Caisse d’Epargne de L’Etat
0.370%, due 08/12/11	136,000,000	135,814,095
Kreditanstalt für Wiederaufbau
0.245%, due 06/10/11	160,000,000	159,923,778

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Svenska Handelsbanken, Inc.
0.280%, due 05/13/11[3]	194,000,000	193,936,627
Westpac Securities NZ Ltd.
0.341%, due 06/01/11[2,3]	71,000,000	71,000,000

		846,647,664

Banking-US—16.70%
ABN Amro Funding USA LLC
0.310%, due 05/05/11	47,000,000	46,986,239
Barclays US Funding Corp.
0.140%, due 04/04/11	200,000,000	199,997,667
0.260%, due 06/23/11	204,000,000	203,877,713
BNP Paribas Finance
0.340%, due 05/05/11	100,000,000	99,967,889
0.540%, due 08/03/11	60,000,000	59,888,400
Danske Corp.
0.260%, due 04/20/11	98,000,000	97,986,552
0.260%, due 04/26/11	100,000,000	99,981,945
Deutsche Bank Financial LLC
0.300%, due 04/18/11	150,000,000	149,978,750
0.340%, due 05/18/11	120,000,000	119,946,733
Dexia Delaware LLC
0.305%, due 04/07/11	100,000,000	99,994,917
ING (US) Funding LLC
0.280%, due 04/25/11	55,000,000	54,989,733
0.330%, due 05/26/11	71,500,000	71,463,952
0.310%, due 07/25/11	137,000,000	136,864,332
JPMorgan Chase & Co.
0.240%, due 07/11/11	129,000,000	128,913,140
Natixis US Finance Co. LLC
0.420%, due 04/01/11	115,000,000	115,000,000
0.160%, due 04/04/11	150,000,000	149,998,000
Nordea N.A., Inc.
0.255%, due 06/13/11	125,000,000	124,935,365
Rabobank USA Financial Corp.
0.285%, due 04/15/11	150,000,000	149,983,375
Societe Generale N.A., Inc.
0.410%, due 04/07/11	110,000,000	109,992,483
0.430%, due 06/06/11	90,000,000	89,929,050
0.420%, due 07/11/11	100,000,000	99,882,167
State Street Bank & Trust Co.
0.260%, due 05/10/11	60,000,000	59,983,100

		2,470,541,502

Beverage/bottling—2.51%
Coca-Cola Co.
0.230%, due 04/20/11	66,000,000	65,991,988
0.220%, due 06/02/11	144,300,000	144,245,326
0.230%, due 06/16/11	161,000,000	160,921,826

		371,159,140

Finance-captive automotive—1.32%
Toyota Motor Credit Corp.
0.240%, due 06/03/11	80,000,000	79,966,400
0.240%, due 06/06/11	70,000,000	69,969,200

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)
Finance-captive automotive—(concluded)
0.400%, due 06/06/11	45,000,000	44,967,000

		194,902,600

Finance-noncaptive diversified—1.13%
General Electric Capital Corp.
0.260%, due 06/09/11	168,000,000	167,916,280

Machinery & construction—0.94%
Caterpillar Financial Services Corp.
0.160%, due 04/14/11	45,000,000	44,997,400
Deere (John) Capital Corp.
0.190%, due 04/25/11	23,620,000	23,617,008
0.190%, due 04/26/11	70,000,000	69,990,764

		138,605,172

Pharmaceuticals—2.34%
Novartis Securities Investment Ltd.
0.220%, due 04/11/11	88,000,000	87,994,622
0.240%, due 07/14/11	99,000,000	98,931,360
Sanofi-Aventis
0.240%, due 06/17/11	160,000,000	159,917,867

		346,843,849

Supranational—1.01%
European Investment Bank
0.250%, due 06/24/11	150,000,000	149,912,500

Total commercial paper (cost—$7,307,142,282)		7,307,142,282

Short-term corporate obligation—1.18%
Supranational—1.18%
International Finance Corp.
0.140%, due 04/07/11[1] (cost—$174,995,917)	175,000,000	174,995,917

Repurchase agreements—3.77%
Repurchase agreement dated 03/31/11 with Barclays Bank PLC, 0.080% due 04/01/11, collateralized by $308,704,000 Federal Home Loan Mortgage Corp. obligations, 1.000% due 11/08/13; (value—$306,000,439); proceeds: $300,000,667	300,000,000	300,000,000
Repurchase agreement dated 03/31/11 with Barclays Bank PLC, 0.120% due 04/01/11, collateralized by $37,375,000 Federal Home Loan Mortgage Corp. obligations, 4.400% due 06/16/22 and $18,357,000 Federal National Mortgage Association obligations, 4.450% due 06/16/22; (value—$56,100,570); proceeds: $55,000,183	55,000,000	55,000,000
Repurchase agreement dated 03/31/11 with Deutsche Bank Securities, Inc., 0.080% due 04/01/11, collateralized by $8,280,600 US Treasury Notes, 0.625% due 02/28/13; (value—$8,262,022); proceeds: $8,100,018	8,100,000	8,100,000

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)
Repurchase agreement dated 03/31/11 with Goldman Sachs & Co., 0.120% due 04/01/11, collateralized by $78,857,000 Federal Home Loan Mortgage Corp. obligations, 6.250% due 07/15/32; (value—$96,901,015); proceeds: $95,000,317	95,000,000	95,000,000
Repurchase agreement dated 03/31/11 with Morgan Stanley & Co., 0.120% due 04/01/11, collateralized by $96,971,000 Federal National Mortgage Association obligations, 0.625% to 4.625% due 09/24/12 to 05/01/13; (value—$102,000,180); proceeds: $100,000,333	100,000,000	100,000,000
Repurchase agreement dated 03/31/11 with State Street Bank & Trust Co., 0.010% due 04/01/11, collateralized by $100,997 US Treasury Bills, zero coupon due 04/21/11; (value—$100,994); proceeds: $99,000	99,000	99,000

Total repurchase agreements (cost—$558,199,000)		558,199,000

Total investments (cost—$14,790,199,319 which approximates cost for federal income tax purposes)[4]—99.97%		14,790,199,319

Other assets in excess of liabilities—0.03%		3,821,180

Net assets (applicable to 14,795,323,729 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		14,794,020,499

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.79% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

UBS RMA Money Fund Inc.

UBS RMA Money Market Portfolio
Schedule of investments – March 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s investments:
	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	3,935,365,156	—	3,935,365,156
Time deposit	—	577,000,000	—	577,000,000
Bank note	—	350,000,000	—	350,000,000
Certificates of deposit	—	1,887,496,964	—	1,887,496,964
Commercial paper	—	7,307,142,282	—	7,307,142,282
Short-term corporate obligation	—	174,995,917	—	174,995,917
Repurchase agreements	—	558,199,000	—	558,199,000

Total	—	14,790,199,319	—	14,790,199,319

Affiliated issuer activity

The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended March 31, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	nine months ended	nine months ended	Value at	nine months ended
Security description	06/30/10 ($)	03/31/11 ($)	03/31/11 ($)	03/31/11 ($)	03/31/11 ($)

UBS Private Money Market Fund LLC	—	555,191,100	555,191,100	—	13,026

Issuer breakdown by country or territory of origin

Percentage of total investments (%)

United States	72.9
France	5.0
Japan	4.3
Cayman Islands	3.9
Canada	3.3
United Kingdom	2.6
Sweden	1.9
Luxembourg	1.9
Australia	1.3
Switzerland	1.3
Germany	1.1
New Zealand	0.5

Total	100.0

Weighted average maturity—48 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2010.

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—76.05%
Federal Farm Credit Bank
0.214%, due 04/20/11[1]	40,000,000	39,998,115
0.110%, due 05/04/11[2]	125,000,000	124,987,396
0.270%, due 05/23/11[1]	45,000,000	45,000,000
0.200%, due 06/09/11[2]	69,000,000	68,973,550
0.270%, due 06/15/11[1]	100,000,000	100,000,000
0.270%, due 06/22/11[1]	40,000,000	40,000,000
0.250%, due 10/05/11[2]	25,000,000	24,967,535
0.290%, due 11/28/11[2]	20,000,000	19,961,172
Federal Home Loan Bank
0.210%, due 04/01/11[1]	50,000,000	50,000,000
0.220%, due 04/01/11[1]	50,000,000	50,000,000
0.280%, due 04/12/11[1]	50,000,000	50,000,000
0.146%, due 04/13/11[2]	40,000,000	39,998,053
0.280%, due 05/07/11[1]	50,000,000	50,000,000
0.100%, due 05/25/11[2]	60,000,000	59,991,000
0.300%, due 06/15/11[1]	50,000,000	50,000,000
0.280%, due 06/29/11[1]	50,000,000	50,000,000
0.300%, due 11/08/11	25,000,000	24,999,243
0.285%, due 11/18/11	12,925,000	12,921,031
0.260%, due 11/23/11	50,000,000	49,989,008
0.450%, due 03/06/12	45,000,000	45,000,000
Federal National Mortgage Association*
0.240%, due 04/01/11[2]	75,000,000	75,000,000
0.250%, due 04/11/11[2]	97,000,000	96,993,264
0.130%, due 04/15/11[2]	100,000,000	99,994,944
0.510%, due 05/02/11[2]	48,000,000	47,978,920
6.000%, due 05/15/11	25,000,000	25,172,505
0.210%, due 05/16/11[2]	50,000,000	49,986,875
0.090%, due 05/23/11[2]	100,000,000	99,987,000
0.100%, due 05/23/11[2]	50,000,000	49,992,778
0.140%, due 08/01/11[2]	100,000,000	99,952,556
US Treasury Bills
0.055%, due 04/28/11[2]	70,000,000	69,997,113
0.180%, due 05/19/11[2]	150,000,000	149,964,000
US Treasury Inflation Index Notes (TIPS)
2.375%, due 04/15/11	221,868,000	222,559,956
US Treasury Notes
4.875%, due 04/30/11	100,000,000	100,373,730
0.875%, due 05/31/11	30,000,000	30,034,398
4.875%, due 05/31/11	75,000,000	75,570,495
4.875%, due 07/31/11	25,000,000	25,384,918
1.000%, due 08/31/11	30,000,000	30,104,198
1.000%, due 09/30/11	50,000,000	50,198,066
4.625%, due 10/31/11	103,000,000	105,624,142
1.750%, due 11/15/11	40,000,000	40,370,983

Total US government and agency obligations (cost—$2,542,026,944)		2,542,026,944

Repurchase agreements—23.69%
Repurchase agreement dated 03/31/11 with Barclays Bank PLC, 0.120% due 04/01/11, collateralized by $56,012,700 US Treasury Notes, 2.250% due 03/31/16; (value—$56,100,080); proceeds: $55,000,183
	55,000,000	55,000,000

UBS RMA Money Fund Inc.

UBS RMA U.S. Government Portfolio
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)
Repurchase agreement dated 03/31/11 with Deutsche Bank Securities, Inc., 0.080% due 04/01/11, collateralized by $37,722,700 US Treasury Notes, 0.625% due 02/28/13; (value—$37,638,069); proceeds: $36,900,082	36,900,000	36,900,000
Repurchase agreement dated 03/31/11 with Goldman Sachs & Co., 0.050% due 04/01/11, collateralized by $471,296,200 US Treasury Notes, 3.125% to 4.000% due 04/30/13 to 02/15/15; (value—$510,000,033); proceeds: $500,000,694	500,000,000	500,000,000
Repurchase agreement dated 03/31/11 with Morgan Stanley & Co., 0.110% due 04/01/11, collateralized by $163,340,000 US Treasury Inflation Index Notes, 1.625% to 2.375% due 01/15/15 to 01/15/17; (value—$204,000,051); proceeds: $200,000,611	200,000,000	200,000,000
Repurchase agreement dated 03/31/11 with State Street Bank & Trust Co., 0.010% due 04/01/11, collateralized by $1,020 US Treasury Bills, zero coupon due 04/21/11; (value—$1,020); proceeds: $1,000	1,000	1,000

Total repurchase agreements (cost—$791,901,000)		791,901,000

Total investments (cost—$3,333,927,944 which approximates cost for federal income tax purposes)[3]—99.74%		3,333,927,944

Other assets in excess of liabilities—0.26%		8,586,658

Net assets (applicable to 3,343,052,532 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		3,342,514,602

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.
[3]	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Portfolio’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	2,542,026,944	—	2,542,026,944
Repurchase agreements	—	791,901,000	—	791,901,000

Total	—	3,333,927,944	—	3,333,927,944

Weighted average maturity—55 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2010.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—25.52%
Federal Farm Credit Bank
0.230%, due 11/08/11[1]	5,000,000	4,992,940
Federal Home Loan Bank
0.280%, due 04/12/11[2]	14,000,000	14,000,000
0.440%, due 04/19/11[1]	10,000,000	9,997,800
0.280%, due 05/07/11[2]	13,000,000	13,000,000
0.200%, due 05/13/11[1]	7,000,000	6,998,367
0.500%, due 05/17/11[1]	8,500,000	8,494,569
0.100%, due 05/25/11[1]	25,000,000	24,996,250
0.580%, due 05/27/11	8,500,000	8,500,000
0.300%, due 06/15/11[2]	10,000,000	10,000,000
0.270%, due 06/30/11[2]	18,000,000	18,000,000
0.270%, due 02/17/12[1]	15,000,000	14,963,775
0.450%, due 03/06/12	2,000,000	2,000,000
Federal Home Loan Mortgage Corp.*
0.230%, due 04/05/11[1]	15,000,000	14,999,617
0.353%, due 04/07/11[2]	6,000,000	6,000,242
0.330%, due 05/02/11[1]	15,000,000	14,995,737
0.300%, due 05/16/11[1]	15,000,000	14,994,375
0.200%, due 07/07/11[1]	30,000,000	29,983,833
0.230%, due 08/23/11[1]	20,000,000	19,981,600
Federal National Mortgage Association*
0.350%, due 04/26/11[1]	5,000,000	4,998,785
0.090%, due 05/23/11[1]	15,000,000	14,998,048
0.410%, due 07/06/11[1]	20,000,000	19,978,133
US Treasury Bills
0.190%, due 05/26/11[1]	15,000,000	14,995,646
0.295%, due 07/28/11[1]	15,000,000	14,985,496
US Treasury Notes
4.875%, due 04/30/11	10,000,000	10,036,471
0.875%, due 05/31/11	15,000,000	15,017,369
1.000%, due 12/31/11	15,000,000	15,085,725
0.875%, due 02/29/12	15,000,000	15,070,282

Total US government and agency obligations (cost—$362,065,060)		362,065,060

Bank note—1.05%
Banking-US—1.05%
Bank of America N.A.
0.200%, due 04/06/11 (cost—$15,000,000)	15,000,000	15,000,000

Certificates of deposit—14.69%
Banking-non-US—14.69%
Abbey National Treasury Services PLC
0.260%, due 04/04/11	5,000,000	5,000,000
0.553%, due 04/18/11[2]	15,000,000	15,000,000
Bank of Montreal
0.210%, due 04/01/11	15,000,000	15,000,000
Bank of Nova Scotia
0.240%, due 04/01/11[2]	6,500,000	6,500,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.300%, due 05/03/11	9,000,000	9,000,000
Barclays Bank PLC
0.714%, due 05/17/11[2]	10,000,000	10,005,537
BNP Paribas SA
0.453%, due 04/15/11[2]	7,000,000	7,000,000

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Credit Agricole CIB
0.290%, due 04/01/11	11,900,000	11,900,000
Credit Suisse First Boston
0.300%, due 04/14/11	15,000,000	15,000,378
Lloyds TSB Bank PLC
0.503%, due 04/19/11[2]	15,000,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.335%, due 05/09/11	17,000,000	17,000,000
National Australia Bank Ltd.
0.318%, due 04/11/11[2]	3,500,000	3,500,000
0.323%, due 04/19/11[2]	3,000,000	2,999,657
Nordea Bank Finland
0.260%, due 04/01/11	10,000,000	10,000,000
0.250%, due 06/10/11	15,000,000	15,000,000
Rabobank Nederland NV
0.334%, due 04/18/11[2]	7,000,000	7,000,000
0.250%, due 06/10/11	15,000,000	15,000,000
Royal Bank of Canada
0.310%, due 04/01/11[2]	6,500,000	6,500,000
Royal Bank of Scotland PLC
0.453%, due 04/25/11[2]	15,000,000	15,000,000
Westpac Banking Corp.
0.320%, due 04/01/11[2]	7,000,000	7,000,000

Total certificates of deposit (cost—$208,405,572)		208,405,572

Commercial paper[1]—49.87%
Asset backed-banking—0.42%
Atlantis One Funding
0.270%, due 04/29/11	6,000,000	5,998,740

Asset backed-miscellaneous—20.15%
Atlantic Asset Securitization LLC
0.230%, due 04/11/11	10,000,000	9,999,361
0.240%, due 05/19/11	15,000,000	14,995,200
0.250%, due 06/02/11	15,000,000	14,993,542
Chariot Funding LLC
0.220%, due 04/05/11	15,000,000	14,999,633
0.210%, due 04/14/11	25,000,000	24,998,104
Falcon Asset Securitization Corp.
0.240%, due 06/28/11	10,000,000	9,994,133
Gotham Funding Corp.
0.240%, due 04/18/11	30,000,000	29,996,600
LMA Americas LLC
0.230%, due 05/03/11	30,000,000	29,993,867
Market Street Funding LLC
0.240%, due 04/06/11	15,000,000	14,999,500
0.270%, due 05/02/11	15,000,000	14,996,512
0.270%, due 05/10/11	5,000,000	4,998,538
Old Line Funding Corp.
0.250%, due 06/20/11	10,000,000	9,994,444

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Thames Asset Global Securitization No. 1
0.230%, due 04/07/11	10,000,000	9,999,617
0.230%, due 04/15/11	15,000,000	14,998,658
Thunderbay Funding
0.270%, due 04/06/11	5,000,000	4,999,813
0.250%, due 06/07/11	5,000,000	4,997,674
0.250%, due 06/08/11	20,000,000	19,990,556
0.250%, due 06/15/11	15,000,000	14,992,187
Windmill Funding Corp.
0.230%, due 04/13/11	15,000,000	14,998,850
0.220%, due 04/20/11	6,000,000	5,999,303

		285,936,092

Asset backed-securities—1.41%
Grampian Funding LLC
0.320%, due 05/03/11	5,000,000	4,998,578
0.310%, due 06/22/11	15,000,000	14,989,408

		19,987,986

Banking-non-US—5.04%
ANZ National International Ltd.
0.330%, due 05/09/11	5,000,000	4,998,259
Commonwealth Bank of Australia
0.340%, due 04/06/11[2,3]	5,000,000	4,999,736
Dnb NOR ASA
0.290%, due 04/06/11	10,000,000	9,999,597
Kreditanstalt für Wiederaufbau
0.245%, due 06/10/11	15,000,000	14,992,854
Lloyds TSB Bank PLC
0.235%, due 06/01/11	30,000,000	29,988,054
Westpac Securities NZ Ltd.
0.341%, due 06/01/11[2,3]	6,500,000	6,500,000

		71,478,500

Banking-US—19.64%
Barclays US Funding Corp.
0.260%, due 06/23/11	20,000,000	19,988,011
BNP Paribas Finance
0.330%, due 04/25/11	15,000,000	14,996,700
0.340%, due 05/05/11	15,000,000	14,995,183
Danske Corp.
0.260%, due 04/20/11	20,000,000	19,997,256
0.250%, due 04/28/11	15,000,000	14,997,188
Deutsche Bank Financial LLC
0.300%, due 04/18/11	15,000,000	14,997,875
0.340%, due 05/18/11	12,750,000	12,744,340
Dexia Delaware LLC
0.270%, due 04/07/11	42,000,000	41,998,110
ING (US) Funding LLC
0.280%, due 04/25/11	15,000,000	14,997,200
0.250%, due 04/26/11	25,000,000	24,995,660
Natixis US Finance Co. LLC
0.420%, due 04/01/11	35,000,000	35,000,000
0.160%, due 04/04/11	10,000,000	9,999,867
Societe Generale N.A., Inc.
0.410%, due 04/07/11	14,000,000	13,999,043

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – March 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[1]—(concluded)
Banking-US—(concluded)
0.430%, due 06/06/11	5,000,000	4,996,058
0.420%, due 07/11/11	20,000,000	19,976,433

		278,678,924

Finance-captive automotive—1.06%
Toyota Motor Credit Corp.
0.240%, due 06/03/11	15,000,000	14,993,700

Pharmaceuticals—1.09%
Sanofi-Aventis
0.240%, due 06/17/11	15,500,000	15,492,044

Supranational—1.06%
European Investment Bank
0.250%, due 06/24/11	15,000,000	14,991,250

Total commercial paper (cost—$707,557,236)		707,557,236

Short-term corporate obligation—1.41%
Automotive OEM—1.41%
American Honda Finance Corp.
0.290%, due 04/04/11[2,3] (cost—$20,000,192)	20,000,000	20,000,192

Repurchase agreements—7.47%
Repurchase agreement dated 03/31/11 with Barclays Bank PLC, 0.120% due 04/01/11, collateralized by $50,604,000 Federal Home Loan Mortgage Corp. obligations, 4.400% due 06/16/22; (value—$51,000,398); proceeds: $50,000,167	50,000,000	50,000,000
Repurchase agreement dated 03/31/11 with Deutsche Bank Securities Inc., 0.150% due 04/01/11, collateralized by $57,195,000 Federal Home Loan Bank obligations, 1.000% due 03/21/13; (value—$57,122,235); proceeds: $56,000,233	56,000,000	56,000,000
Repurchase agreement dated 03/31/11 with State Street Bank & Trust Co., 0.010% due 04/01/11, collateralized by $36,726 US Treasury Bills, zero coupon due 04/21/11; (value—$36,725); proceeds: $36,000	36,000	36,000

Total repurchase agreements (cost—$106,036,000)		106,036,000

Total investments (cost—$1,419,064,060 which approximates cost for federal income tax purposes)[4]—100.01%		1,419,064,060

Liabilities in excess of other assets—(0.01)%		(191,223)

Net assets (applicable to 1,418,869,253 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		1,418,872,837

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Rates shown are the discount rates at date of purchase.

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – March 31, 2011 (unaudited)

[2]	Variable or floating rate security. The interest rate shown is the current rate as of March 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.22% of net assets as of March 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[4]	Investments are valued at amortized cost. Periodic review and monitering of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

OEM	Original Equipment Manufacturer

The following is a summary of the fair valuations according to the inputs used as of March 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	362,065,060	—	362,065,060
Bank note	—	15,000,000	—	15,000,000
Certificates of deposit	—	208,405,572	—	208,405,572
Commercial paper	—	707,557,236	—	707,557,236
Short-term corporate obligation	—	20,000,192	—	20,000,192
Repurchase agreements	—	106,036,000	—	106,036,000

Total	—	1,419,064,060	—	1,419,064,060

UBS RMA Money Fund Inc.

UBS Retirement Money Fund
Schedule of investments – March 31, 2011 (unaudited)

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended March 31, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
	Value at	nine months ended	nine months ended	Value at	nine months ended
Security description	06/30/10 ($)	03/31/11 ($)	03/31/11 ($)	03/31/11 ($)	03/31/11 ($)

UBS Private Money Market Fund LLC	—	239,700,000	239,700,000	—	2,199

Issuer breakdown by country of origin

Percentage of total investments (%)

United States	76.8
United Kingdom	6.3
Japan	2.9
France	2.4
Canada	2.0
Finland	1.8
Australia	1.8
Netherlands	1.6
Switzerland	1.1
Germany	1.1
Luxembourg	1.1
Norway	0.7
New Zealand	0.4

Total	100.0

Weighted average maturity—47 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2010.

UBS RMA Money Fund Inc.

US generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.” ASU No. 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the Fund’s financial statement disclosures.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	May 27, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	May 27, 2011